Securities - Pre-Tax Net Securities Gains (Losses) by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	$ 33	$ (18)	$ (48)
Foreign government agencies
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	8	(3)	(1)
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	8	(13)	(4)
Supranational
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	7	(2)	0
Agency residential mortgage-backed securities (“RMBS”)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	0	1	(42)
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	$ 10	$ (1)	$ (1)